Notes payable - Narrative (Details) - Production Capacity Investment Loan Agreement - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2022
Notes payable
Debt instrument, face amount		$ 2,000,000
Unamortized debt discount		$ 511,128
the "Group"
Notes payable
Debt discount amortization expense	$ 181,057